Contract Balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Contract Balances
Trade receivables	¥ 36,006	¥ 54,829	¥ 52,871	$ 5,220
Contract liabilities	110,159	139,155	135,385	$ 15,972
Revenue recognized included in the contract liability	¥ 118,960	¥ 135,385	¥ 93,725
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation	true	true